FT Vest Nasdaq-100 Dual Directional Buffer ETF - December Expense Example, No Redemption - FT Vest Nasdaq-100 Dual Directional Buffer ETF - December - FT Vest Nasdaq-100 Dual Directional Buffer ETF - December
Jun. 09, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 92
Expense Example, No Redemption, 3 Years	$ 287